LEASE LIABILITIES (Details Narrative)	12 Months Ended
Dec. 31, 2024
Railway Operation [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	3 years
Steel Segment [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	18 years
Bottom of range [member] | Cargo Terminal TECON [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	23 years
Bottom of range [member] | Operational Facilities [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	1 year
Top of range [member] | Cargo Terminal TECON [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	27 years
Top of range [member] | Operational Facilities [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	19 years